2. Summary of Significant Accounting Policies (Details) - Assets and Liabilities Measured and Recognized in Fair Value (USD $)	Jun. 30, 2013	Dec. 31, 2012
Assets and Liabilities Measured and Recognized in Fair Value [Abstract]
Derivative liabilities	$ 715,385	$ 395,285
Total	$ 715,385	$ 395,285